Grandeur Peak Global Contrarian Fund	Institutional Class GPGCX
Grandeur Peak Global Micro Cap Fund	Institutional Class GPMCX
Grandeur Peak Global Reach Fund	Investor Class GPROX | Institutional Class GPRIX
Grandeur Peak International Opportunities Fund	Investor Class GPIOX | Institutional Class GPIIX

Each a series of Grandeur Peak Global Trust

Supplement dated February 12, 2025

to the Prospectus and Applicable Summary Prospectuses each dated September 1, 2024

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The following information has replaced the first paragraph in the section entitled “Portfolio Managers” on page 11 of the Prospectus and page 5 of the Grandeur Peak Global Contrarian Fund’s Summary Prospectus:

Portfolio Managers: The Fund is managed by the Grandeur Peak investment team with primary responsibility assigned to Blake Walker, since February 3, 2025.

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The following information has replaced the first paragraph in the section entitled “Portfolio Managers” on page 31 of the Prospectus and page 5 of the Grandeur Peak Global Reach Fund’s Summary Prospectus, effective immediately:

Portfolio Managers: Amy Hu Sunderland, Liping Cai, Brad Barth, Juliette Douglas, Phil Naylor and Tyler Glauser, since inception of the Fund. Ms. Sunderland was a portfolio manager of the Predecessor Fund from its inception in 2013; Mr. Cai since 2015; Mr. Barth since 2016, Ms. Douglas since 2018; and Messrs. Whipple, Naylor, and Glauser since 2021.

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The second paragraphs in each of the sections entitled “Portfolio Managers” on pages 21 and 41 of the Prospectus, page 5 of the Grandeur Peak Micro Cap Fund’s Summary Prospectus, and page 5 of the Grandeur Peak International Opportunities Fund’s Summary Prospectus, are deleted effective immediately.

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The information regarding Mark Madsen on page 66 of the Prospectus has been deleted effective immediately.

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You should read this Supplement in conjunction with the Funds’ Prospectus and SAI each dated September 1, 2024. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-855-377-7325.

Please retain this Supplement for future reference.

Grandeur Peak Global Contrarian Fund	Institutional Class GPGCX
Grandeur Peak Global Micro Cap Fund	Institutional Class GPMCX
Grandeur Peak Global Reach Fund	Investor Class GPROX | Institutional Class GPRIX
Grandeur Peak International Opportunities Fund	Investor Class GPIOX | Institutional Class GPIIX

Each a series of Grandeur Peak Global Trust

Supplement dated February 12, 2025

to the Statement of Additional Information (SAI) dated September 1, 2024

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Effective immediately, all references to Mark Madsen are hereby deleted

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You should read this Supplement in conjunction with the Funds’ Prospectus and SAI each dated September 1, 2024. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-855-377-7325.

Please retain this Supplement for future reference.